Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss for the year	$ (1,652,282)	$ (1,284,602)	$ (629,576)
Items not affecting cash:
Accretion expense		846	1,638
Amortization	17,882	20,439	19,900
Forgiveness of debt		(91,014)
Impairment of intangible assets		64,562
Fair value adjustment on derivative warrant liability	(3,299,768)
Share-based payments	499,158	293,443	26,317
Shares issued for services	75,000
Unrealized foreign exchange (gain) loss	(325,741)	1,201	34,064
Recovery of provision for patent acquisition		(95,490)
Changes in non-cash operating assets and liabilities:
Fund held in trust			(70,000)
Accounts receivable	(37,188)		14,788
Prepaid expenses	(1,006,357)	(42,998)
Accounts payable and accrued liabilities	(333,214)	405,212	353,289
TOTAL	(6,062,510)	(728,401)	(249,580)
Investing activity
Acquisition of intangible assets	(39,809)	(14,350)	(7,037)
Financing activities
Proceeds from issuance of shares	22,798,581	900,000
Cash share issuance costs	(856,113)	(44,592)
Options exercised	84,000
Warrants exercised	2,430,083
Deferred share issuance costs			(14,788)
Share subscription received in advance			70,000
Net cash flows from (used in) financing activities	24,456,551	855,408	55,212
Effect of foreign exchange on cash	325,741
Increase in cash	18,679,973	112,657	(201,405)
Cash, beginning of year	171,271	58,614	260,019
Cash, end of year	18,851,244	171,271	58,614
Recognition of derivative warrant liabilities	12,783,000
Derivative warrant liability reclassified to reserves	4,460,000
Derivative warrant liability reclassified to share capital on exercise of warrants	425,900
Transfer of funds held in trust		70,000
Shares issued for deposit		1,606,320
Shares issued to settle debt		50,000
Obligation to issue shares		32,238
Application of Cato deposit against payable		$ 436,240